Interest-bearing loans and borrowings (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal, net of issuance costs (non-current)	S/ 1,022,555	S/ 965,290
Short Term Promissory Notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total current	S/ 60,822
Short Term Promissory Notes [Member] | Banco De Credito Del Peru [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Currency	US
Nominal rate %	3.43%
Maturity	Apr. 15, 2019
Total current	S/ 16,895
Short Term Promissory Notes [Member] | Scotiabank [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Currency	US
Nominal rate %	3.40%
Maturity	Oct. 10, 2019
Total current	S/ 43,927
Senior Notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Currency	US
Nominal rate %	4.50%
Maturity	Feb. 08, 2023
Principal, net of issuance costs (non-current)	S/ 441,786	965,290
Mid Term Promissory Notes [Member] | Banco De Credito Del Peru [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Currency	S
Nominal rate %	5.70%
Maturity	Dec. 04, 2020
Total non-current	S/ 169,000
Mid Term Promissory Notes [Member] | Banco de Credito del Peru1 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Currency	S
Nominal rate %	5.70%
Maturity	Dec. 09, 2020
Total non-current	S/ 411,769
Senior Notes And Mid Term Promissory Notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total non-current	S/ 1,022,555	S/ 965,290